FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of level of hedge

The following tables show the level of hedge for different periods:

Positions as of December 31, 2017 (*)	Maturities
	Q118	Q218	Q318	Total

Percentage of coverage over the expected volume of consumption	19%	12%	5%	12%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2016 (*)	Maturities
	Q117	Q217	Total

Percentage of coverage over the expected volume of consumption	21%	16%	18%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity

LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.032.000-8	BBVA	Chile	US$	75,863	-	-	-	-	75,863	75,000	At Expiration	2.30	2.30
97.032.000-8	BBVA	Chile	UF	-	57,363	-	-	-	57,363	55,801	At Expiration	3.57	2.77
97.036.000-K	SANTANDER	Chile	US$	30,131	-	-	-	-	30,131	30,000	At Expiration	2.49	2.49
97.030.000-7	ESTADO	Chile	US$	40,257	-	-	-	-	40,257	40,000	At Expiration	2.57	2.57
97.003.000-K	BANCO DO BRASIL	Chile	US$	100,935	-	-	-	-	100,935	100,000	At Expiration	2.40	2.40
97.951.000-4	HSBC	Chile	US$	12,061	-	-	-	-	12,061	12,000	At Expiration	2.03	2.03
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	22,082	22,782	43,430	-	-	88,294	84,664	Quarterly	3.68	3.68
0-E	BLADEX	U.S.A.	US$	-	16,465	15,628	-	-	32,093	30,000	Semiannual	5.51	5.51
97.036.000-K	SANTANDER	Chile	US$	2,040	3,368	202,284	-	-	207,692	202,284	Quarterly	4.41	4.41
Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	650,625	96,250	772,188	1,603,438	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	20,860	41,720	226,379	245,067	534,026	379,274	At Expiration	5.50	5.50
Guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	8,368	25,415	56,305	12,751	-	102,839	98,091	Quarterly	2.66	2.22
0-E	BNP PARIBAS	U.S.A.	US$	14,498	59,863	148,469	145,315	313,452	681,597	575,221	Quarterly	3.41	3.40
0-E	WELLS FARGO	U.S.A.	US$	30,764	92,309	246,285	246,479	245,564	861,401	808,987	Quarterly	2.46	1.75
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	32,026	95,042	253,469	244,836	676,474	1,301,847	1,034,853	Quarterly	4.48	4.48
0-E	CITIBANK	U.S.A.	US$	14,166	42,815	114,612	112,435	102,045	386,073	351,217	Quarterly	3.31	2.47
0-E	BTMU	U.S.A.	US$	3,292	9,997	26,677	26,704	14,133	80,803	74,734	Quarterly	2.87	2.27
0-E	APPLE BANK	U.S.A.	US$	1,611	4,928	13,163	13,196	7,369	40,267	37,223	Quarterly	2.78	2.18
0-E	US BANK	U.S.A.	US$	18,485	55,354	146,709	145,364	158,236	524,148	472,833	Quarterly	4.00	2.82
0-E	DEUTSCHE BANK	U.S.A.	US$	4,043	12,340	32,775	32,613	32,440	114,211	96,906	Quarterly	4.39	4.39
0-E	NATIXIS	France	US$	18,192	54,952	129,026	105,990	166,011	474,171	413,011	Quarterly	3.42	3.40
0-E	PK AirFinance	U.S.A.	US$	2,375	7,308	20,812	18,104	-	48,599	46,500	Monthly	3.18	3.18
0-E	KFW IPEX-BANK	Germany	US$	2,570	7,111	16,709	1,669	-	28,059	26,888	Quarterly	3.31	3.31
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,033	6,107	15,931	-	-	24,071	22,925	Monthly	3.19	3.19
0-E	INVESTEC	England	US$	1,930	11,092	26,103	26,045	11,055	76,225	63,378	Semiannual	6.04	6.04
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	1,757	5,843	246,926	-	-	254,526	241,287	At Expiration	3.38	3.38
Financial leases
0-E	ING	U.S.A.	US$	5,890	12,076	28,234	-	-	46,200	42,957	Quarterly	5.67	5.00
0-E	CITIBANK	U.S.A.	US$	12,699	38,248	91,821	51,222	2,880	196,870	184,274	Quarterly	3.78	3.17
0-E	PEFCO	U.S.A.	US$	13,354	34,430	23,211	-	-	70,995	67,783	Quarterly	5.46	4.85
0-E	BNP PARIBAS	U.S.A.	US$	13,955	35,567	50,433	2,312	-	102,267	98,105	Quarterly	3.66	3.25
0-E	WELLS FARGO	U.S.A.	US$	12,117	38,076	98,424	66,849	21,253	236,719	221,113	Quarterly	3.17	2.67
97.036.000-K	SANTANDER	Chile	US$	6,049	18,344	48,829	47,785	3,156	124,163	117,023	Quarterly	2.51	1.96
0-E	RRPF ENGINE	England	US$	370	3,325	8,798	8,692	9,499	30,684	25,983	Monthly	4.01	4.01
Other loans
0-E	CITIBANK (*)	U.S.A.	US$	25,783	77,810	206,749	-	-	310,342	285,891	Quarterly	6.00	6.00
Derivatives of coverage
-	Others	-	US$	5,656	6,719	6,228	-	-	18,603	17,407	-	0.00	0.00
	Total			535,352	960,284	3,010,385	1,630,990	2,780,822	8,917,833	7,633,613

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	176	497	1,332	722	-	2,727	2,382	Monthly	6.01	6.01
Financial leases
0-E	NATIXIS	France	US$	4,248	7,903	23,141	71,323	-	106,615	99,036	Quarterly / Semiannual	5.59	5.59
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	837	2,411	6,509	3,277	-	13,034	12,047	Quarterly	3.69	3.69
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,735	32,230	204,836	-	-	248,801	244,513	Quarterly	4.87	4.81
0-E	BANCO IBM S.A	Brazil	BRL	34	-	-	-	-	34	21	Monthly	6.89	6.89
0-E	SOCIÉTÉ GÉNÉRALE	France	BRL	161	12	-	-	-	173	109	Monthly	6.89	6.89
	Total			17,191	43,053	235,818	75,322	-	371,384	358,108

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Trade and other accounts payables

-	OTHERS	OTHERS	ThUS$	566,838	-	-	-	-	566,838	566,838	-	-	-
			CLP	165,299	-	-	-	-	165,299	165,299	-	-	-
			BRL	315,605	-	-	-	-	315,605	315,605	-	-	-
			Other currencies	290,244	11,215	-	-	-	301,459	301,459	-	-	-
Accounts payable to related parties currents
78.997.060-2	Viajes Falabella Ltda.	Chile	CLP	534	-	-	-	-	534	534	-	-	-
0-E	Inversora Aeronáutica Argentina	Argentina	ThUS$	4	-	-	-	-	4	4	-	-	-
0-E	Consultoría Administrativa Profesional S.A. de C.V.	Mexico	MXN	210	-	-	-	-	210	210	-	-	-
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	12	-	-	-	-	12	12	-	-	-
	Total			1,338,746	11,215	-	-	-	1,349,961	1,349,961

	Total consolidated			1,891,289	1,014,552	3,246,203	1,706,312	2,780,822	10,639,178	9,341,682

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2016

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	ThUS$	75,212	-	-	-	-	75,212	75,000	At Expiration	1.85	1.85
97.032.000-8	BBVA	Chile	ThUS$	-	52,675	-	-	-	52,675	50,381	At Expiration	5.23	4.43
97.036.000-K	SANTANDER	Chile	ThUS$	30,193	-	-	-	-	30,193	30,000	At Expiration	2.39	2.39
97.030.000-7	ESTADO	Chile	ThUS$	40,191	-	-	-	-	40,191	40,000	At Expiration	1.91	1.91
97.003.000-K	BANCO DO BRASIL	Chile	ThUS$	72,151	-	-	-	-	72,151	70,000	At Expiration	3.08	3.08
97.951.000-4	HSBC	Chile	ThUS$	12,054	-	-	-	-	12,054	12,000	At Expiration	1.79	1.79

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	20,808	61,112	63,188	16,529	-	161,637	153,355	Quarterly	4.06	4.06
0-E	BLADEX	U.S.A.	ThUS$	-	14,579	31,949	-	-	46,528	42,500	Semiannual	5.14	5.14
0-E	DVB BANK SE	U.S.A.	ThUS$	145	199	28,911	-	-	29,255	28,911	Quarterly	1.86	1.86
97.036.000-K	SANTANDER	Chile	ThUS$	1,497	4,308	160,556	-	-	166,361	158,194	Quarterly	3.55	3.55

Obligations with the public

0-E	BANK OF NEW YORK	U.S.A.	ThUS$	-	36,250	72,500	518,125	-	626,875	500,000	At Expiration	7.77	7.25

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	11,728	30,916	65,008	33,062	3,760	144,474	138,417	Quarterly	2.21	1.81
0-E	BNP PARIBAS	U.S.A.	ThUS$	13,805	56,324	142,178	141,965	376,894	731,166	628,118	Quarterly	2.97	2.96
0-E	WELLS FARGO	U.S.A.	ThUS$	35,896	107,830	287,878	288,338	411,076	1,131,018	1,056,345	Quarterly	2.37	1.68
0-E	WILMINGTON TRUST COMPANY	U.S.A.	ThUS$	25,833	79,043	206,952	200,674	733,080	1,245,582	967,336	Quarterly	4.25	4.25
0-E	CITIBANK	U.S.A.	ThUS$	20,224	61,020	164,077	166,165	184,053	595,539	548,168	Quarterly	2.72	1.96
97.036.000-K	SANTANDER	Chile	ThUS$	5,857	17,697	47,519	48,024	26,448	145,545	138,574	Quarterly	1.98	1.44
0-E	BTMU	U.S.A.	ThUS$	3,163	9,568	25,752	26,117	27,270	91,870	85,990	Quarterly	2.31	1.72
0-E	APPLE BANK	U.S.A.	ThUS$	1,551	4,712	12,693	12,891	13,857	45,704	42,754	Quarterly	2.29	1.69
0-E	US BANK	U.S.A.	ThUS$	18,563	55,592	147,357	146,045	230,747	598,304	532,608	Quarterly	3.99	2.81
0-E	DEUTSCHE BANK	U.S.A.	ThUS$	6,147	18,599	31,640	31,833	48,197	136,416	117,263	Quarterly	3.86	3.86
0-E	NATIXIS	France	ThUS$	14,779	44,826	116,809	96,087	206,036	478,537	422,851	Quarterly	2.60	2.57
0-E	PK AirFinance	U.S.A.	ThUS$	2,265	6,980	19,836	25,610	3,153	57,844	54,787	Monthly	2.40	2.40
0-E	KFW IPEX-BANK	Germany	ThUS$	2,503	7,587	18,772	9,178	-	38,040	36,191	Quarterly	2.55	2.55
0-E	AIRBUS FINANCIAL	U.S.A.	ThUS$	1,982	5,972	16,056	7,766	-	31,776	30,199	Monthly	2.49	2.49
0-E	INVESTEC	England	ThUS$	1,880	10,703	25,369	25,569	23,880	87,401	72,202	Semiannual	5.67	5.67
Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	1,501	4,892	268,922	-	-	275,315	256,860	At Expiration	2.85	2.85
Financial leases

0-E	ING	U.S.A.	ThUS$	5,889	17,671	34,067	12,134	-	69,761	63,698	Quarterly	5.62	4.96
0-E	CREDIT AGRICOLE	France	ThUS$	1,788	5,457	-	-	-	7,245	7,157	Quarterly	1.85	1.85
0-E	CITIBANK	U.S.A.	ThUS$	6,083	18,250	48,667	14,262	-	87,262	78,249	Quarterly	6.40	5.67
0-E	PEFCO	U.S.A.	ThUS$	17,558	50,593	67,095	3,899	-	139,145	130,811	Quarterly	5.39	4.79
0-E	BNP PARIBAS	U.S.A.	ThUS$	13,744	41,508	79,165	22,474	-	156,891	149,119	Quarterly	3.69	3.26
0-E	WELLS FARGO	U.S.A.	ThUS$	5,591	16,751	44,615	44,514	1,880	113,351	103,326	Quarterly	3.98	3.54
0-E	DVB BANK SE	U.S.A.	ThUS$	4,773	9,541	-	-	-	14,314	14,127	Quarterly	2.57	2.57
0-E	RRPF ENGINE	England	ThUS$	-	-	8,248	8,248	12,716	29,212	25,274	Monthly	2.35	2.35

Other loans

0-E	BOEING	U.S.A.	ThUS$	163	320	26,214	-	-	26,697	26,214	At Expiration	2.35	2.35
0-E	CITIBANK (*)	U.S.A.	ThUS$	25,802	77,795	207,001	103,341	-	413,939	370,389	Quarterly	6.00	6.00

Hedging derivatives
-	OTROS	-	ThUS$	7,364	15,479	7,846	-	-	30,689	-	-	0.00	0.00
-	Total			508,683	944,749	2,476,840	2,002,850	2,303,047	8,236,169	7,257,368

(*) Securitized bond with the future flows from the sales with credit card in United States and Canada.

Clases de pasivo para el análisis del riesgo de liquidez agrupado por vencimiento al 31 de diciembre de 2016

Nombre empresa deudora: TAM S.A. y Filiales, Rut 02.012.862/0001-60, Brasil.

					Más de	Más de	Más de
		País de	Descripción	Hasta	90 días	uno a	tres a	Más de		Total
Rut empresa		empresa	de la	90	a un	tres	cinco	cinco	Total	Valor	Tipo de	Tasa	Tasa
acreedora	Nombre empresa acreedora	acreedora	moneda	días	año	años	años	años	Valor	nominal	amortización	efectiva	nominal
				MUS$	MUS$	MUS$	MUS$	MUS$	MUS$	MUS$		%	%

Préstamos bancarios

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Holanda	US$	179	493	1,315	1,314	54	3,355	2,882	Mensual	6.01	6.01
0-E	CITIBANK	E.E.U.U.	US$	1,528	203,150	-	-	-	204,678	200,000	Al Vencimiento	3.39	3.14

Obligaciones con el Público

0-E	THE BANK OF NEW YORK	E.E.U.U.	US$	-	352,938	83,750	562,813	-	999,501	800,000	Al Vencimiento	8.17	8.00

Arrendamiento Financiero

0-E	AFS INVESTMENT IX LLC	E.E.U.U.	US$	2,733	7,698	20,522	8,548	-	39,501	35,448	Mensual	1.25	1.25
0-E	DVB BANK SE	E.E.U.U.	US$	120	165	-	-	-	285	282	Mensual	2.50	2.50
0-E	GENERAL ELECTRIC CAPITAL CORPORATION	E.E.U.U.	US$	3,852	5,098	-	-	-	8,950	8,846	Mensual	2.30	2.30
0-E	KFW IPEX-BANK	Alemania	US$	592	1,552	-	-	-	2,144	2,123	Mensual/Trimestral	2.80	2.80
0-E	NATIXIS	Francia	US$	4,290	7,837	22,834	40,968	41,834	117,763	107,443	Trimestral/Semestral	4.90	4.90
0-E	WACAPOU LEASING S.A.	Luxemburgo	US$	833	2,385	6,457	6,542	-	16,217	14,754	Trimestral	3.00	3.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italia	US$	11,875	32,116	85,995	171,553	-	301,539	279,335	Trimestral	4.18	4.11
0-E	BANCO IBM S.A	Brasil	BRL	380	1,161	35	-	-	1,576	1,031	Mensual	13.63	13.63
0-E	HP FINANCIAL SERVICE	Brasil	BRL	225	-	-	-	-	225	222	Mensual	10.02	10.02
0-E	SOCIÉTÉ GÉNÉRALE	Francia	BRL	146	465	176	-	-	787	519	Mensual	13.63	13.63
	Total			26,753	615,058	221,084	791,738	41,888	1,696,521	1,452,885

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2016

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Trade and other accounts payables

-	OTHERS	OTHERS	ThUS$	549,897	21,215	-	-	-	571,112	571,112	-	-	-
			CLP	48,842	(30)	-	-	-	48,812	48,812	-	-	-
			BRL	346,037	27	-	-	-	346,064	346,064	-	-	-
			Others currencies	140,471	11,467	-	-	-	151,938	151,938	-	-	-

Accounts payable to related parties currents
0-E	Consultoría Administrativa Profesional S.A. de C.V.	Mexico	MXN	170	-	-	-	-	170	170	-	-	-
78.997.060-2	Viajes Falabella Ltda.	Chile	CLP	46	-	-	-	-	46	46	-	-	-
0-E	TAM Aviação Executiva e Taxi Aéreo S.A.	Brazil	BRL	28	-	-	-	-	28	28	-	-	-
65.216.000-K	Comunidad Mujer	Chile	CLP	13	-	-	-	-	13	13
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	6	-	-	-	-	6	6
79.773.440-3	Transportes San Felipe S.A.	Chile	CLP	4	-	-	-	-	4	4	-	-	-
0-E	Inversora Aeronáutica Argentina	Argentina	ThUS$	2	-	-	-	-	2	2	-	-	-
	Total			1,085,516	32,679	-	-	-	1,118,195	1,118,195

	Total consolidated			1,620,952	1,592,486	2,697,924	2,794,588	2,344,935	11,050,885	9,828,448

Schedule of classification of financial instruments at fair value

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2017				As of December 31, 2016
		Fair value measurements using values				Fair value measurements using values
		considered as				considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets

Cash and cash equivalents	29,658	29,658	-	-	15,522	15,522	-	-
Short-term mutual funds	29,658	29,658	-	-	15,522	15,522	-	-

Other financial assets, current	536,001	473,653	62,348	-	548,402	536,991	11,411	-
Fair value derived interest rate	3,113	-	3,113	-	-	-	-	-
Fair value of fuel derivatives	10,711	-	10,711	-	10,088	-	10,088	-
Fair value derived from foreign currency	48,322	-	48,322	-	1,259	-	1,259	-
Interest accrued since the last payment date of Cross Currency Swap	202	-	202	-	64	-	64	-
Private investment funds	472,232	472,232	-	-	536,991	536,991	-	-
Domestic and foreign bonds	1,421	1,421	-	-	-	-	-	-

Other financial assets, not current	519	-	519	-	-	-	-	-
Fair value derived from foreign currency	519	-	519	-	-	-	-	-

Liabilities

Other financial liabilities, current	12,200	-	12,200	-	24,881	-	24,881	-
Fair value of interest rate derivatives	8,919	-	8,919	-	9,579	-	9,579	-
Fair value of foreign currency derivatives	2,092	-	2,092	-	13,155	-	13,155	-
Interest accrued since the last payment date of Currency Swap	1,189	-	1,189	-	2,147	-	2,147	-

Other financial liabilities, non current	2,617	-	2,617	-	6,679	-	6,679	-
Fair value of interest rate derivatives	2,617	-	2,617	-	6,679	-	6,679	-

Schedule of financial instruments which are not recorded at fair value

In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2017		As of December 31, 2016
	Book	Fair	Book	Fair
	value	value	value	value
	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	1,112,346	1,112,346	933,805	933,805
Cash on hand	8,562	8,562	8,630	8,630
Bank balance	330,430	330,430	255,746	255,746
Overnight	239,292	239,292	295,060	295,060
Time deposits	534,062	534,062	374,369	374,369
Other financial assets, current	23,918	23,918	164,426	164,426
Other financial assets	23,918	23,918	164,426	164,426
Trade debtors, other accounts receivable and Current accounts receivable	1,214,050	1,214,050	1,107,889	1,107,889
Accounts receivable from entities related, current	2,582	2,582	554	554
Other financial assets, not current	87,571	87,571	102,125	102,125
Accounts receivable, non-current	6,891	6,891	8,254	8,254

Other current financial liabilities	1,288,749	1,499,495	1,814,647	2,022,290
Accounts payable for trade and other accounts payable, current	1,695,202	1,695,202	1,593,068	1,593,068
Accounts payable to entities related, current	760	760	269	269
Other financial liabilities, not current	6,602,891	6,738,872	6,790,273	6,970,375
Accounts payable, not current	498,832	498,832	359,391	359,391

Fuel-Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis

The calculations were made considering a parallel movement of US$ 5 per barrel in the curve of the BRENT and JET crude futures benchmark price at the end of December 2017 and the end of December, 2016.

	Positions as of December 31, 2017	Positions as of December 31, 2016
Benchmark price	effect on equity	effect on equity
(US$ per barrel)	(millions of US$)	(millions of US$)

+5	+1.8	+3.12
-5	- 3.3	-4.78

Foreign Exchange Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis

The following table shows the awareness of FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity. The projection term was defined until the end of the last contract of coverage in force, being the last business day of the second quarter of the year 2018:

Appreciation (depreciation)	Effect at December 31, 2017	Effect at December 31, 2016
of R$ (*)	Millions of US$	Millions of US$

-10%	-10.7	-1.02
+10%	+9.7	+3.44

(*)Both currencies (BRL and GBP) only apply period to the closing of 2016.

The following table shows the variation of financial performance to appreciate or depreciate 10% exchange rate R$/US$:

Appreciation (depreciation)*	Effect at December 31, 2017	Effect at December 31, 2016
of R$/US$	Millons of US$	Millons of US$

-10%	+80.5	+119.2
+10%	-80.5	-119.2

(*) Appreciation (depreciation) of US$ regard to the covered currencies.

The following table shows the change in Other comprehensive income recognized in Total equity in the case of appreciate or depreciate 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2017	Effect at December 31, 2016
of R$/US$	Millions of US$	Millions of US$

-10%	+386.62	+351.04
+10%	-316.33	-287.22

Interest Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of December 31, 2017	Positions as of December 31, 2016
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	-29.26	-32.16
-100 basis points	+29.26	+32.16

The calculations were made increasing (decreasing) vertically 100 basis points of the three-month Libor futures curve, being both reasonably possible scenarios according to historical market conditions.

Increase (decrease)	Positions as of December 31, 2017	Positions as of December 31, 2016
futures curve	effect on equity	effect on equity
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	+1.9	+3.93
-100 basis points	-1.9	-4.03